TARGET ASSET ALLOCATION FUNDS
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

September 27, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Target Asset Allocation Funds
     1933 Act File No.: 333-60561
     1940 Act File No.: 811-08915

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 27, 2010.

     If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain

                                   Jonathan D. Shain
                                   Assistant Secretary